Income Taxes - Additional Information (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration year	2032
Deferred tax expense impact	$ 20,800,000
Unrecognized tax benefits	0
Anticipated amount of unrecognized tax benefits significantly increase or decrease in next 12 months	0
Unrecognized tax benefits accrued interest and penalties	$ 0
Income tax examination years under examination	2016 and later
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 14,300,000
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 13,400,000